FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying amount
Cash and balances at central banks	$ 192,817	$ 158,231
Loans and advances to banks	15,480	15,444
Receivables from securities financing transactions	75,012	74,210
Cash collateral receivables on derivative instruments	30,514	32,737
Loans and advances to customers	397,761	379,528
Other financial assets measured at amortized cost	26,209	27,194
Fair Value
Financial assets measured at fair value	345,010	404,805
Level 1
Fair Value
Financial assets measured at fair value	149,459	156,696
Level 2
Fair Value
Financial assets measured at fair value	187,905	239,831
Level 3
Fair Value
Financial assets measured at fair value	7,645	8,278
Not measured at fair value
Carrying amount
Cash and balances at central banks	192,800	158,200
Loans and advances to banks	15,500	15,400
Receivables from securities financing transactions	75,000	74,200
Cash collateral receivables on derivative instruments	30,500	32,700
Loans and advances to customers	397,800	379,500
Other financial assets measured at amortized cost	26,200	27,200
Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets measured at fair value	192,800	158,200
Financial assets not measured at fair value expected to be recovered or settled after 12 months	0	0
Not measured at fair value | Cash and balances at central banks | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	192,700	158,100
Not measured at fair value | Cash and balances at central banks | Level 1
Fair Value
Financial assets measured at fair value	100	100
Not measured at fair value | Cash and balances at central banks | Level 2
Fair Value
Financial assets measured at fair value	0	0
Not measured at fair value | Cash and balances at central banks | Level 3
Fair Value
Financial assets measured at fair value	0	0
Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets measured at fair value	15,500	15,400
Financial assets not measured at fair value expected to be recovered or settled after 12 months	0	0
Not measured at fair value | Loans and advances to banks | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	14,800	14,700
Not measured at fair value | Loans and advances to banks | Level 1
Fair Value
Financial assets measured at fair value	0	0
Not measured at fair value | Loans and advances to banks | Level 2
Fair Value
Financial assets measured at fair value	700	600
Not measured at fair value | Loans and advances to banks | Level 3
Fair Value
Financial assets measured at fair value	0	100
Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets measured at fair value	75,000	74,200
Financial assets not measured at fair value expected to be recovered or settled after 12 months	1,000	1,000
Not measured at fair value | Receivables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	71,600	64,900
Not measured at fair value | Receivables from securities financing transactions | Level 1
Fair Value
Financial assets measured at fair value	0	0
Not measured at fair value | Receivables from securities financing transactions | Level 2
Fair Value
Financial assets measured at fair value	1,300	7,600
Not measured at fair value | Receivables from securities financing transactions | Level 3
Fair Value
Financial assets measured at fair value	2,100	1,700
Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets measured at fair value	30,500	32,700
Not measured at fair value | Cash collateral receivables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	30,500	32,700
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 1
Fair Value
Financial assets measured at fair value	0	0
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 2
Fair Value
Financial assets measured at fair value	0	0
Not measured at fair value | Cash collateral receivables on derivative instruments | Level 3
Fair Value
Financial assets measured at fair value	0	0
Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets measured at fair value	396,900	380,800
Financial assets not measured at fair value expected to be recovered or settled after 12 months	175,000	163,000
Not measured at fair value | Loans and advances to customers | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	163,100	172,000
Not measured at fair value | Loans and advances to customers | Level 1
Fair Value
Financial assets measured at fair value	0	0
Not measured at fair value | Loans and advances to customers | Level 2
Fair Value
Financial assets measured at fair value	43,800	34,200
Not measured at fair value | Loans and advances to customers | Level 3
Fair Value
Financial assets measured at fair value	190,100	174,600
Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets measured at fair value	26,500	28,000
Financial assets not measured at fair value expected to be recovered or settled after 12 months	19,000	20,000
Not measured at fair value | Other financial assets measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	4,100	5,300
Not measured at fair value | Other financial assets measured at amortized cost | Level 1
Fair Value
Financial assets measured at fair value	9,300	9,400
Not measured at fair value | Other financial assets measured at amortized cost | Level 2
Fair Value
Financial assets measured at fair value	10,700	10,900
Not measured at fair value | Other financial assets measured at amortized cost | Level 3
Fair Value
Financial assets measured at fair value	2,400	2,300
UBS AG
Carrying amount
Cash and balances at central banks	192,817	158,231
Loans and advances to banks	15,360	15,344
Receivables from securities financing transactions	75,012	74,210
Cash collateral receivables on derivative instruments	30,514	32,737
Loans and advances to customers	398,693	380,977
Other financial assets measured at amortized cost	26,236	27,219
Fair Value
Financial assets measured at fair value	344,787	404,576
UBS AG | Level 1
Fair Value
Financial assets measured at fair value	149,484	156,716
UBS AG | Level 2
Fair Value
Financial assets measured at fair value	187,658	239,583
UBS AG | Level 3
Fair Value
Financial assets measured at fair value	7,645	8,278
UBS AG | Not measured at fair value
Carrying amount
Cash and balances at central banks	192,800	158,200
Loans and advances to banks	15,400	15,300
Receivables from securities financing transactions	75,000	74,200
Cash collateral receivables on derivative instruments	30,500	32,700
Loans and advances to customers	398,700	381,000
Other financial assets measured at amortized cost	26,200	27,200
UBS AG | Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets measured at fair value	192,800	158,200
Financial assets not measured at fair value expected to be recovered or settled after 12 months	0	0
UBS AG | Not measured at fair value | Cash and balances at central banks | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	192,700	158,100
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 1
Fair Value
Financial assets measured at fair value	100	100
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 2
Fair Value
Financial assets measured at fair value	0	0
UBS AG | Not measured at fair value | Cash and balances at central banks | Level 3
Fair Value
Financial assets measured at fair value	0	0
UBS AG | Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets measured at fair value	15,300	15,300
Financial assets not measured at fair value expected to be recovered or settled after 12 months	0	0
UBS AG | Not measured at fair value | Loans and advances to banks | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	14,600	14,600
UBS AG | Not measured at fair value | Loans and advances to banks | Level 1
Fair Value
Financial assets measured at fair value	0	0
UBS AG | Not measured at fair value | Loans and advances to banks | Level 2
Fair Value
Financial assets measured at fair value	700	600
UBS AG | Not measured at fair value | Loans and advances to banks | Level 3
Fair Value
Financial assets measured at fair value	0	100
UBS AG | Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets measured at fair value	75,000	74,200
Financial assets not measured at fair value expected to be recovered or settled after 12 months	1,000	1,000
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	71,600	64,900
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 1
Fair Value
Financial assets measured at fair value	0	0
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 2
Fair Value
Financial assets measured at fair value	1,300	7,600
UBS AG | Not measured at fair value | Receivables from securities financing transactions | Level 3
Fair Value
Financial assets measured at fair value	2,100	1,700
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets measured at fair value	30,500	32,700
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	30,500	32,700
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 1
Fair Value
Financial assets measured at fair value	0	0
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 2
Fair Value
Financial assets measured at fair value	0	0
UBS AG | Not measured at fair value | Cash collateral receivables on derivative instruments | Level 3
Fair Value
Financial assets measured at fair value	0	0
UBS AG | Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets measured at fair value	397,900	382,300
Financial assets not measured at fair value expected to be recovered or settled after 12 months	163,000	175,000
UBS AG | Not measured at fair value | Loans and advances to customers | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	163,700	173,100
UBS AG | Not measured at fair value | Loans and advances to customers | Level 1
Fair Value
Financial assets measured at fair value	0	0
UBS AG | Not measured at fair value | Loans and advances to customers | Level 2
Fair Value
Financial assets measured at fair value	43,800	34,200
UBS AG | Not measured at fair value | Loans and advances to customers | Level 3
Fair Value
Financial assets measured at fair value	190,400	174,900
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets measured at fair value	26,500	28,000
Financial assets not measured at fair value expected to be recovered or settled after 12 months	20,000	19,000
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Carrying amount approximates fair value
Fair Value
Financial assets measured at fair value	4,100	5,400
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 1
Fair Value
Financial assets measured at fair value	9,300	9,400
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 2
Fair Value
Financial assets measured at fair value	10,700	10,900
UBS AG | Not measured at fair value | Other financial assets measured at amortized cost | Level 3
Fair Value
Financial assets measured at fair value	$ 2,400	$ 2,300